Summary of Significant Accounting Policies - Schedule of Outstanding Balances of Cash, Cash Equivalents and Restricted Cash in Each Jurisdiction (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Balances of Cash, Cash Equivalents and Restricted Cash in Each Jurisdiction [Line Items]
Cash and cash equivalents	$ 21,838,471	$ 1,264,463	$ 1,395,945
Restricted cash	6,311,630	8,096,121	2,224,722
Total	28,150,101	$ 9,360,584	$ 3,620,667	$ 4,294,017
Mainland China [Member]
Schedule of Outstanding Balances of Cash, Cash Equivalents and Restricted Cash in Each Jurisdiction [Line Items]
Cash and cash equivalents	14,877,066
Restricted cash	6,311,630
Total	21,188,696
Hong Kong [Member]
Schedule of Outstanding Balances of Cash, Cash Equivalents and Restricted Cash in Each Jurisdiction [Line Items]
Cash and cash equivalents	6,647,378
Restricted cash
Total	6,647,378
The United States [Member]
Schedule of Outstanding Balances of Cash, Cash Equivalents and Restricted Cash in Each Jurisdiction [Line Items]
Cash and cash equivalents	314,027
Restricted cash
Total	$ 314,027